Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Apr. 30, 2023	Apr. 30, 2022
Cash flows from operating activities
Net loss	$ (26,724)	$ (570,387)	$ 1,639,301	$ (655,026)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization expenses	67,236	141,498	371,696	437,408
Bad debt expense			225,766
Bad debt reversal	(105,322)
Provision for inventory shrinkage reserve	(3,237)	8,306	(130,056)	15,263
Investment loss	28,456
Changes in deferred taxes	(1,759)	(302)	(3,125)
Changes in operating assets and liabilities:
Accounts receivable	(76,974)	(395,055)	(258,309)
Accounts receivable – related party	22,611	322,815	243,881	264,041
Inventories	111,174	68,533	343,513	(391,258)
Prepayments	463,423	667,654	(819,592)	(722,797)
Other receivables and other current assets	200,754	349,964	(504,758)	73,520
Security deposits			5,654	1,545
Accounts payable	(154,894)	324,648	(589,651)	1,431,386
Accounts payable – related party	16,402	(535,552)	(161,677)
Accrued expenses and other payables	(58,795)	69,432	(503,338)	641,537
Contract Liabilities	(78,499)	(58,774)	68,037	194,077
Operating lease liabilities	67,547	46,862	203,940	187,139
Taxes payables	120,665	18,081	334,622	16,041
Other long-term payables	4,477	61,913	18,287	(5,400)
Net cash provided by operating activities	596,541	519,636	484,191	1,487,476
Cash flows from investing activities
Bank overdraft
Repayments from other receivables – related parties				490,914
Payments of equipment purchase	(12,809)		(49,388)	(58,545)
Payment of intangible assets				(5,242)
Payment for acquisition of subsidiary			(2,500,000)
Loans repaid by (provided to) third parties			4,410,270	(3,712,124)
Investment into Good Fortune Arcadia	(1,440,000)
Net cash used in investing activities	(1,452,809)		1,860,882	(3,284,997)
Cash flows from financing activities
Proceeds from loans		7,363		1,916,470
Bank overdraft		(281,940)	(281,941)
Repayments on loan payables	(101,417)		(362,731)
Payment to other receivables – related parties			11,005
Repayments (to) borrowings from – related parties			(112,970)	64,827
Borrowings from related parties		482,120
Net cash provided by (used in) financing activities	(101,417)	207,543	(746,637)	1,981,297
Net changes in cash and restricted cash	(957,685)	727,179	1,598,436	183,776
Cash and restricted cash at the beginning of the period	2,570,867	972,431	972,431	788,655
Cash and restricted cash at the end of the period	1,613,182	1,699,610	2,570,867	972,431
Supplemental disclosure of cash and restricted cash
Cash	1,612,081	1,698,509	2,569,766	898,061
Restricted cash	1,101	1,101	1,101	74,370
Total cash and restricted cash	1,613,182	1,699,610	2,570,867	972,431
Supplemental disclosure of cash flow information
Cash paid for interest	35,814	7,635	70,795	73,759
Cash paid for income taxes		$ 6,156	8,481	4,000
Supplemental disclosure of non-cash investing and financing activities
Purchase price of equity security investments included in other payables – related parties				203,440
Increase of right-of-use assets and lease liabilities			$ 8,454,300